Stock-Based Compensation - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based Compensation	$ 19,454	$ 16,502	$ 12,324
Cost Of ATM Operating Revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based Compensation	1,218	1,273	911
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based Compensation	$ 18,236	$ 15,229	$ 11,413